Shareholders' Equity - Share Repurchase Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Equity, Class of Treasury Stock [Line Items]
Stock Repurchased During Period, Shares	6,900	6,900	6,900
Stock Repurchased During Period, Weighted Average Price, Per Share	$ 12.71	$ 12.71	$ 12.71
Stock Redeemed or Called During Period, Value		$ 87.7	$ 87.7